WARRANTS (Details Narrative) - USD ($)				12 Months Ended
	Oct. 21, 2024	Aug. 05, 2024	Mar. 08, 2024	Dec. 31, 2024	Dec. 31, 2023
Warrants to purchase common stock	61,448
Warrants exercise price	$ 1.50			$ 2.95
Proceeds from warrant exercised				$ 1,371,147
Common stock issued	2,048,294
Common stock, par value per share	$ 0.007			$ 0.007	$ 0.007
Common Warrant Shares [Member]
Warrants to purchase common stock	2,662,782
Warrants exercise price	$ 1.50
Investor [Member] | Registered Direct Offering [Member]
Common stock issued			1,600,000
Investor [Member] | Private Placement Warrants [Member]
Warrants to purchase common stock			1,600,000
Warrants exercise price			$ 1.64
Investor [Member] | Placement Agent [Member]
Warrants to purchase common stock			32,000
Institutional Investor [Member] | Securities Purchase Agreement [Member]
Warrants to purchase common stock		49,862
Warrants exercise price		$ 1.50
Institutional Investor [Member] | Registered Direct Offering [Member] | Securities Purchase Agreement [Member]
Common stock issued		360,000
Institutional Investor [Member] | Private Placement Warrants [Member] | Securities Purchase Agreement [Member]
Warrants to purchase common stock		450,000
Warrants exercise price		$ 1.50
Warrant [Member]
Warrants to purchase common stock				12,298,124	4,649,952
Warrants exercise price				$ 2.95	$ 2.95
Warrants exercised				1,066,767	0
Proceeds from warrant exercised				$ 1,343,390	$ 0
Existing Warrant [Member]
Warrants exercise price		1.64
Existing warrants		$ 1.25
Existing Warrant [Member] | Three Existing Accredited Investors [Member]
Warrants to purchase shares		1,041,667
New Warrant [Member]
Warrants exercise price		$ 1.50
Warrants to purchase shares		1,302,082
Warrants expire		5 years
Additional paid-in capital for the exercised warrants		$ 27,757
Tradeable Warrant [Member]
Warrants to purchase shares				1,601,255
Non-Tradeable Warrant [Member]
Warrants to purchase shares				2,704,458